Annual Total Returns[BarChart] - Direxion Daily Homebuilders Supplies Bull 3X Shares - Direxion Daily Homebuilders & Supplies Bull 3X Shares	2016	2017	2018	2019	2020
Total	(10.00%)	270.43%	(73.87%)	183.58%	(32.13%)